UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number   811-10479
                                                   ----------------

                         UBS Event & Equity Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements..................................................5

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $163,000,000)                $ 176,168,011
Cash and cash equivalents                                             5,766,387
Interest receivable                                                         667
Other assets                                                              4,936
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        181,940,001
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals Payable                                               10,002,288
   UBS Admin fee                                                        186,245
   Professional fees                                                     68,586
   Administration fee                                                    35,500
   Other                                                                 12,000
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    10,304,619
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 171,635,382
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 158,467,371
Accumulated net unrealized appreciation on investments               13,168,011
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 171,635,382
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $     38,127
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  38,127
--------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                         1,026,813
Administration fee                                                       87,875
Professional fees                                                        74,085
Miscellaneous                                                            40,631
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,229,404
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,191,277)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized loss from investments                                      (43,496)
Change in net unrealized appreciation/depreciation
  from investments                                                   13,269,433
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    13,225,937
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     $ 12,034,660
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                 UBS FUND
                                                              ADVISOR, L.L.C.                  MEMBERS                 TOTAL
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                             $ 1,015,134                $  61,614,339           $  62,629,473

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (1,225)                  (2,063,835)             (2,065,060)
  Net realized loss from investments                                 (4,508)                    (726,577)               (731,085)
  Change in net unrealized
         appreciation/depreciation from investments                  (8,076)                    (726,269)               (734,345)
Incentive Allocation                                                 16,488                           --                  16,488
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      2,679                   (3,516,681)             (3,514,002)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --                  107,365,461             107,365,461
  Members' withdrawals                                              (12,998)                 (15,858,017)            (15,871,015)
  Offering costs                                                       (189)                    (110,217)               (110,406)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  (13,187)                  91,397,227              91,384,040
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                           $ 1,004,626                $ 149,494,885           $ 150,499,511
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (1,010)                  (1,197,273)             (1,198,283)
  Net realized loss from investments                                   (279)                     (50,223)                (50,502)
  Change in net unrealized
         appreciation/depreciation from investments                  81,566                   13,180,860              13,262,426
Incentive allocation                                                 21,019                           --                  21,019
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    101,296                   11,933,364              12,034,660
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --                   19,791,034              19,791,034
  Members' withdrawals                                           (1,069,126)                  (9,619,203)            (10,688,329)
  Offering costs                                                         (9)                      (1,485)                 (1,494)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                               (1,069,135)                  10,170,346               9,101,211
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                               $    36,787                $ 171,598,595           $ 171,635,382
---------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                              UBS EVENT & EQUITY FUND, L.L.C.
                                                                      STATEMENT OF CASH FLOWS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED JUNE 30, 2003
---------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                        $ 12,034,660
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                         (60,000,000)
Proceeds from disposition of investments                                          33,956,504
Net realized loss on investments                                                      43,496
Change in net unrealized appreciation/depreciation on investments                (13,269,433)
Changes in assets and liabilities:
    (Increase)/decrease in assets:
      Advance subscription in Investment Fund                                      1,000,000
      Interest receivable                                                             11,786
      Other assets                                                                    (4,936)
    Increase/(decrease) in payables:
      UBS Admin fee                                                                   14,895
      Professional fees                                                                4,739
      Administration fee                                                             (30,900)
      Other                                                                           (7,748)
---------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                            (26,246,937)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                              19,791,034
Members' withdrawals                                                             (15,266,500)
Adviser withdrawals                                                               (1,069,126)
Offering costs                                                                        (1,494)
---------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                          3,453,914

Net decrease in cash and cash equivalents                                        (22,793,023)
Cash and cash equivalents--beginning of period                                    28,559,410
---------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                        $  5,766,387
---------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Event & Equity Fund, L.L.C. (formerly, UBS PW Event & Equity Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG. The Adviser is registered as an adviser under the Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       UBS ADMIN FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

3.       UBS ADMIN FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS
         (CONTINUED)

         The Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002 was $21,019 and $16,488, respectively, and was recorded as an increase to the Special Advisory Account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Financial Services, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the
         six  months  ended  June  30,  2003,   amounted  to   $60,000,000   and
         $33,956,504, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

5.       INVESTMENTS

         As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

5.       INVESTMENTS (CONTINUED)

                  Investment Objective                   Cost        Fair Value
                  --------------------                   ----        ----------
                        Distressed Securities        $ 63,314,821   $ 68,429,730
                        Long/Short Equity              40,458,728     43,727,200
                        Special Situations             27,648,548     29,882,145
                        Convertible Arbitrage          20,514,503     22,171,776
                        Merger Arbitrage               11,063,400     11,957,160
                                                     ------------   ------------
                          Total                      $163,000,000   $176,168,011
                                                     ============   ============

         The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of up to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                        REALIZED AND
                                                                         UNREALIZED                      % OF
                                                                         GAIN FROM                      MEMBERS'
   INVESTMENT FUND:                                        COST         INVESTMENTS      FAIR VALUE     CAPITAL      LIQUIDITY
                                                           ----         -----------      ----------     -------      ---------
   Aspen Capital Partners, L.P.(Series A)               $11,000,000      $  793,706      $11,759,936     6.85%       Annually
   Avery Partners, L.P.                                   3,000,000          34,544        3,034,544     1.77        Semi-Annually
   Blue Coast Partners II, L.P.                          10,000,000         516,756       10,408,144     6.06        Quarterly
   Brencourt Multi-Strategy, L.P.                         5,000,000         174,611        5,286,187     3.08        Quarterly
   Canyon Value Realization Fund, L.P.                    6,500,000       1,131,488        8,231,299     4.80        Annually
   Epsilon Global Active Value Fund II-B, L.P.           11,500,000         705,033       12,441,393     7.25        Quarterly
   Grace Convertible Arbitrage, L.P.                      4,500,000          70,386        4,570,386     2.66        Quarterly
   Gracie Capital, L.P.                                   5,000,000         694,271        5,527,790     3.22        Annually
   Gruss Arbitrage Partners, L.P.                         3,000,000          82,361        3,082,361     1.80        Quarterly
   Hammerman Capital Partners(QP), L.P.                   4,000,000       1,015,178        5,082,452     2.96        Quarterly
   Harbert Distressed Investment Fund, L.P.              11,000,000       1,634,934       13,059,544     7.61        Quarterly
   Imperium Market Neutral Fund (QP), L.P.                6,000,000          48,287        6,048,287     3.52        Quarterly
   Marathon Global Convertible Fund L.P.                  3,500,000         254,344        3,754,344     2.19        Quarterly
   Nisswa Fund, L.P.                                      4,500,000           6,366        4,506,366     2.63        Quarterly
   OZ Domestic Partners, L.P.*                           11,000,000       1,099,589       11,967,253     6.97        Annually
   OZF Credit Opportunities Fund II, L.P.                 5,500,000         856,455        5,274,306     3.07        Annually
   Para Partner, L.P.                                     5,500,000         690,894        5,754,978     3.35        Quarterly
   Polygon Global Opportunities, L.P.                     7,000,000          56,105        7,056,105     4.11        Quarterly
   Satellite Credit Opportunity Fund, LTD.                1,000,000         183,380        1,219,787     0.71        Annually
   Scottwood Partners, L.P.                               6,000,000         791,529        6,791,529     3.96        Quarterly
   Seneca Capital, L.P.                                   7,500,000         903,092        7,902,833     4.60        Annually
   Stadia Capital Partners (QP), L.P.                     9,000,000         555,215       10,291,851     6.00        Quarterly
   The Pegasus Fund, LTD.                                 7,000,000           5,053        7,005,053     4.08        Monthly

* Initial lock up is two years from initial investment, approximately 3 months remaining.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

   5. INVESTMENTS (CONTINUED)

                                                                        REALIZED AND
                                                                         UNREALIZED                      % OF
                                                                         GAIN FROM                      MEMBERS'
   INVESTMENT FUND:                                        COST         INVESTMENTS      FAIR VALUE     CAPITAL       LIQUIDITY
                                                           ----         -----------      ----------     -------       ---------
   Trilogy Financial Partners, L.P.                    $  6,000,000     $   466,670     $  6,466,670      3.77%       Quarterly
   Whitney New Japan Partners, L.P.                       9,000,000         454,968        9,644,613      5.62        Quarterly
   Redeemed Investment Funds                                --                  722           --          --
                                                       ------------     -----------     ------------    -------
   TOTAL                                               $163,000,000     $13,225,937      176,168,011    102.64
                                                       ============     ===========
   LIABILITIES, LESS OTHER ASSETS                                                         (4,532,629)    (2.64)
                                                                                        ------------    -------
   MEMBERS' CAPITAL                                                                     $171,635,382    100.00%
                                                                                        ============    =======

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                    PERIOD FROM
                                                                     SIX MONTHS                                   OCTOBER 1, 2001
                                                                        ENDED                                    (COMMENCEMENT OF
                                                                    JUNE 30, 2003      YEAR ENDED DECEMBER     OPERATIONS) THROUGH
                                                                     (UNAUDITED)             31, 2002            DECEMBER 31, 2001
                                                                     -----------             --------            -----------------

     Ratio of net investment loss to average net assets***            (1.46)%*                (1.57)%                  (3.90)%*
     Ratio of total expenses to average net assets***                  1.50%*                  1.67%                    4.19%*
     Portfolio turnover rate                                          22.53%                  10.80%                    0.00%
     Total return**                                                    7.09%                  (2.91)%                  (0.10)%
     Net asset value at end of period                              $171,635,382            $150,499,511             $62,629,473

         *    Annualized.
         **   Total  return  assumes a purchase of an interest in the Fund at the  beginning  of the period and a sale of the Fund interest on the last day of the period noted,  after Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         ***  The average net assets used in the above ratios are calculated by adding any  withdrawals  payable  effective at the end of a period to the net assets for such period.

                                                                              10


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              UBS Event & Equity Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.